UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 83.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 32.3% (a)
$ 9,000,000	Federal Home Loan Mortgage Corp (b)	0.1727	11/4/2013	$ 9,001,116
10,208,992	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5542	4/25/2019	10,228,889
13,145,000	FHLMC Multifamily Structured Pass Through Certificates	1.7300	7/25/2019	13,292,145
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,250,227
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	571,304
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	226,602
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	533,908
1,085,000	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,179,023
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.9740	1/25/2021	606,789
945,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,069,583
2,579,880	Freddie Mac Gold Pool	3.0000	2/1/2027	2,716,875
5,301,949	Freddie Mac Gold Pool	3.0000	3/1/2027	5,583,490
2,073,895	Freddie Mac Gold Pool	4.5000	5/1/2031	2,274,875
2,749,751	Freddie Mac Gold Pool	4.5000	6/1/2039	2,941,689
376,237	Freddie Mac Gold Pool	4.5000	2/1/2041	410,964
755,042	Freddie Mac Gold Pool	5.0000	5/1/2041	820,133
130,721	Freddie Mac Gold Pool	7.5000	6/1/2017	140,354
1,113,991	Freddie Mac Non Gold Pool (b)	2.2580	5/1/2037	1,187,608
456,325	Freddie Mac Non Gold Pool (b)	2.2940	4/1/2036	481,300
5,092,100	Freddie Mac Non Gold Pool (b)	2.3450	8/1/2033	5,391,164
168,749	Freddie Mac Non Gold Pool (b)	2.3620	1/1/2023	172,587
287,242	Freddie Mac Non Gold Pool (b)	2.3710	6/1/2037	304,982
916,896	Freddie Mac Non Gold Pool (b)	2.3780	3/1/2036	975,076
575,034	Freddie Mac Non Gold Pool (b)	2.3840	11/1/2033	612,158
1,112,287	Freddie Mac Non Gold Pool (b)	2.3860	2/1/2035	1,188,810
3,302,102	Freddie Mac Non Gold Pool (b)	2.3880	3/1/2037	3,513,498
1,131,504	Freddie Mac Non Gold Pool (b)	2.4090	2/1/2036	1,205,645
496,487	Freddie Mac Non Gold Pool (b)	2.4120	4/1/2035	532,072
561,199	Freddie Mac Non Gold Pool (b)	2.4180	1/1/2035	598,623
757,342	Freddie Mac Non Gold Pool (b)	2.4240	2/1/2036	807,220
816,804	Freddie Mac Non Gold Pool (b)	2.4850	11/1/2036	873,113
10,271,121	Freddie Mac Non Gold Pool (b)	2.5650	9/1/2038	10,959,027
1,037,472	Freddie Mac Non Gold Pool (b)	2.6020	1/1/2035	1,103,743
1,343,021	Freddie Mac Non Gold Pool (b)	2.6400	11/1/2036	1,433,715
1,552,751	Freddie Mac Non Gold Pool (b)	2.6450	5/1/2036	1,674,023
80,539	Freddie Mac Non Gold Pool (b)	2.6990	7/1/2024	81,754
440,100	Freddie Mac Non Gold Pool (b)	2.7410	4/1/2037	471,725
695,962	Freddie Mac Non Gold Pool (b)	2.7590	4/1/2037	746,070
1,034,611	Freddie Mac Non Gold Pool (b)	2.8410	6/1/2034	1,110,826
5,780,828	Freddie Mac Non Gold Pool (b)	2.8520	3/1/2038	6,220,242
805,158	Freddie Mac Non Gold Pool (b)	2.9020	9/1/2035	860,127
608,859	Freddie Mac Non Gold Pool (b)	3.5000	11/1/2038	648,202
3,284,413	Freddie Mac Non Gold Pool (b)	3.5680	11/1/2036	3,526,070
1,510,048	Freddie Mac Non Gold Pool (b)	4.9560	9/1/2038	1,623,570
225,429	Freddie Mac Non Gold Pool (b)	5.1400	6/1/2037	242,541
434,942	Freddie Mac Non Gold Pool (b)	5.1510	9/1/2038	465,749
1,469,780	Freddie Mac Non Gold Pool (b)	5.2140	11/1/2038	1,585,227
280,560	Freddie Mac Non Gold Pool (b)	5.2800	12/1/2037	301,982
406,704	Freddie Mac Non Gold Pool (b)	5.4740	5/1/2037	438,355
497,134	Freddie Mac Non Gold Pool (b)	5.7300	3/1/2037	534,430
849,036	Freddie Mac REMICS (b,c)	0.3532	4/15/2018	848,449
529,012	Freddie Mac REMICS (b,c)	0.4032	10/15/2017	528,965
536,495	Freddie Mac REMICS (b,c)	0.4432	5/15/2036	536,454
572,064	Freddie Mac REMICS (b,c)	0.5032	6/15/2018	572,395
108,459	Freddie Mac REMICS (b,c)	0.5532	4/15/2033	108,522
429,358	Freddie Mac REMICS (b,c)	0.5932	8/15/2035	430,411
605,934	Freddie Mac REMICS (b,c)	0.6032	11/15/2032	607,724
488,348	Freddie Mac REMICS (b,c)	0.9532	12/15/2032	494,891
151,898	Freddie Mac REMICS (b,c)	1.1532	12/15/2031	154,831
263,021	Freddie Mac REMICS (b,c)	1.2032	3/15/2032	269,036
290,619	Freddie Mac REMICS (c)	4.0000	10/15/2017	297,286
1,000,000	Freddie Mac REMICS (c)	4.0000	2/15/2020	1,073,597
390,161	Freddie Mac REMICS (c)	4.0000	9/15/2024	399,120
105,906	Freddie Mac REMICS (c)	4.2500	6/15/2019	108,412
146,095	Freddie Mac REMICS (c)	4.2500	3/15/2034	151,683
700,000	Freddie Mac REMICS (c)	4.5000	2/15/2020	767,136
1,464,855	Freddie Mac REMICS (c)	4.5000	10/15/2027	1,516,058
205,897	Freddie Mac REMICS (c)	4.5000	11/15/2028	213,853
349,904	Freddie Mac REMICS (c)	4.5000	8/15/2034	375,801
374,611	Freddie Mac REMICS (c)	4.5000	12/15/2036	383,971
1,038,212	Freddie Mac REMICS (b,c)	4.5591	6/15/2048	1,082,595
1,919,101	Freddie Mac REMICS (b,c)	4.8738	12/15/2036	2,044,295
453,491	Freddie Mac REMICS (c)	5.0000	2/15/2018	485,406
1,000,000	Freddie Mac REMICS (c)	5.0000	10/15/2019	1,093,913
440,547	Freddie Mac REMICS (c)	5.0000	1/15/2026	489,293
514,243	Freddie Mac REMICS (c)	5.0000	10/15/2032	537,225
3,030,384	Freddie Mac REMICS (c)	5.0000	11/15/2032	3,139,633
674,960	Freddie Mac REMICS (c)	5.0000	1/15/2033	691,157
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,697,684
279,286	Freddie Mac REMICS (c)	5.0000	10/15/2036	286,049
100,000	Freddie Mac REMICS (c)	5.5000	7/15/2033	110,713
576,376	Freddie Mac REMICS (c)	5.5000	12/15/2033	594,566
3,690,000	Freddie Mac REMICS (c)	5.5000	11/15/2034	3,891,463
1,545,000	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,786,127
610,000	Freddie Mac REMICS (c)	6.0000	1/15/2025	636,175
19,534	Freddie Mac REMICS (c)	6.0000	2/15/2029	19,535
331,941	Freddie Mac REMICS (c)	6.0000	3/15/2029	377,541
883,100	Freddie Mac REMICS (c)	6.5000	12/15/2023	985,840
428,130	Freddie Mac REMICS (c)	6.5000	12/15/2028	489,633
				135,996,638
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.3% (a)
3,000,000	Fannie Mae	3.5000	5/1/2043	3,160,313
5,000,000	Fannie Mae	3.5000	6/1/2043	5,254,688
255,755	Fannie Mae Pool (b)	1.3780	4/1/2034	259,726
169,191	Fannie Mae Pool (b)	1.3780	9/1/2044	171,904
93,266	Fannie Mae Pool (b)	1.8750	2/1/2020	95,090
192,447	Fannie Mae Pool (b)	1.9880	2/1/2036	202,059
599,875	Fannie Mae Pool (b)	2.0260	8/1/2035	631,846
236,327	Fannie Mae Pool (b)	2.0520	7/1/2032	240,384
929,204	Fannie Mae Pool (b)	2.0670	1/1/2035	988,056
84,099	Fannie Mae Pool (b)	2.1400	3/1/2033	85,744
110,968	Fannie Mae Pool (b)	2.1440	1/1/2019	113,683
412,255	Fannie Mae Pool (b)	2.1490	7/1/2035	436,838
623,131	Fannie Mae Pool (b)	2.2020	9/1/2035	663,546
136,514	Fannie Mae Pool (b)	2.2500	5/1/2032	138,261
249,893	Fannie Mae Pool (b)	2.2700	9/1/2036	265,617
139,667	Fannie Mae Pool (b)	2.2760	5/1/2032	144,899
2,397,298	Fannie Mae Pool (b)	2.3050	11/1/2033	2,533,375
760,769	Fannie Mae Pool (b)	2.3090	9/1/2034	813,429
1,003,400	Fannie Mae Pool (b)	2.3160	4/1/2033	1,070,392
161,528	Fannie Mae Pool (b)	2.3310	5/1/2035	172,035
754,706	Fannie Mae Pool (b)	2.3330	4/1/2034	805,943
179,092	Fannie Mae Pool (b)	2.3450	6/1/2036	191,338
1,487,312	Fannie Mae Pool (b)	2.3470	7/1/2035	1,588,564
1,007,564	Fannie Mae Pool (b)	2.3470	8/1/2035	1,069,454
1,175,374	Fannie Mae Pool (b)	2.3470	8/1/2035	1,252,140
96,632	Fannie Mae Pool (b)	2.3560	8/1/2039	102,255
3,586,239	Fannie Mae Pool (b)	2.3580	10/1/2034	3,821,451
117,386	Fannie Mae Pool (b)	2.3590	7/1/2033	120,319
1,430,336	Fannie Mae Pool (b)	2.3710	1/1/2036	1,529,160
234,391	Fannie Mae Pool (b)	2.3920	1/1/2036	248,286
883,074	Fannie Mae Pool (b)	2.4120	6/1/2033	931,713
1,247,613	Fannie Mae Pool (b)	2.4210	2/1/2036	1,333,430
2,099,185	Fannie Mae Pool (b)	2.4370	1/1/2035	2,239,915
140,543	Fannie Mae Pool (b)	2.4780	11/1/2029	144,472
1,370,848	Fannie Mae Pool (b)	2.4900	10/1/2033	1,460,728
102,513	Fannie Mae Pool (b)	2.5200	5/1/2031	104,111
2,344,622	Fannie Mae Pool (b)	2.5340	4/1/2037	2,486,538
231,955	Fannie Mae Pool (b)	2.5520	8/1/2033	246,733
89,234	Fannie Mae Pool (b)	2.5580	1/1/2030	89,719
1,968,029	Fannie Mae Pool (b)	2.5740	7/1/2035	2,091,481
90,860	Fannie Mae Pool (b)	2.5810	7/1/2029	92,774
2,245,834	Fannie Mae Pool (b)	2.5840	10/1/2036	2,389,150
947,796	Fannie Mae Pool (b)	2.6390	4/1/2037	1,013,127
819,590	Fannie Mae Pool (b)	2.6470	8/1/2036	880,403
84,902	Fannie Mae Pool (b)	2.6520	2/1/2025	85,527
2,753,849	Fannie Mae Pool (b)	2.6550	9/1/2037	2,947,738
526,616	Fannie Mae Pool (b)	2.6770	5/1/2035	569,679
1,927,284	Fannie Mae Pool (b)	2.7400	7/1/2037	2,059,540
110,525	Fannie Mae Pool (b)	2.7500	9/1/2033	113,558
1,502,956	Fannie Mae Pool (b)	2.7500	10/1/2033	1,581,405
5,686,961	Fannie Mae Pool (b)	2.7990	3/1/2037	6,117,982
1,874,530	Fannie Mae Pool (b)	2.8820	1/1/2036	2,011,799
5,121,418	Fannie Mae Pool	3.0000	11/1/2026	5,389,971
1,205,282	Fannie Mae Pool	3.0000	1/1/2027	1,268,483
2,148,781	Fannie Mae Pool	3.0000	4/1/2027	2,262,800
278,249	Fannie Mae Pool	3.0000	5/1/2027	293,013
193,303	Fannie Mae Pool (b)	3.1360	11/1/2035	204,195
2,013,525	Fannie Mae Pool (b)	3.1920	10/1/2036	2,151,612
390,592	Fannie Mae Pool (b)	3.4030	6/1/2037	417,439
498,835	Fannie Mae Pool (b)	3.4730	6/1/2035	530,672
833,216	Fannie Mae Pool (b)	3.4840	12/1/2039	883,118
985,937	Fannie Mae Pool (b)	4.5630	7/1/2037	1,065,896
121,964	Fannie Mae Pool (b)	4.6120	2/1/2023	130,147
1,859,810	Fannie Mae Pool (b)	4.7260	8/1/2038	1,994,990
622,156	Fannie Mae Pool	5.0000	7/1/2035	676,711
472,408	Fannie Mae Pool	5.0000	7/1/2037	514,758
254,397	Fannie Mae Pool	5.0000	6/1/2040	279,428
284,518	Fannie Mae Pool	5.0000	6/1/2040	314,532
646,098	Fannie Mae Pool	5.5000	11/1/2023	699,453
595,882	Fannie Mae Pool	5.5000	9/1/2026	655,911
162,728	Fannie Mae Pool	5.5000	7/1/2037	177,494
220,030	Fannie Mae Pool	5.5000	10/1/2037	239,995
1,291,549	Fannie Mae Pool (b)	5.7380	9/1/2037	1,392,383
2,227,709	Fannie Mae Pool (b)	5.9290	1/1/2038	2,415,764
699,135	Fannie Mae Pool	6.0000	4/1/2033	824,913
524,049	Fannie Mae Pool	6.0000	7/1/2036	587,159
932,666	Fannie Mae REMICS (b,c)	0.4042	1/25/2037	929,329
90,665	Fannie Mae REMICS (b,c)	0.4532	11/17/2029	90,563
1,773,483	Fannie Mae REMICS (b,c)	0.7532	12/18/2030	1,787,365
1,216,443	Fannie Mae REMICS (b,c)	0.7532	12/18/2030	1,225,965
805,018	Fannie Mae REMICS (b,c)	0.8042	12/25/2032	811,190
194,321	Fannie Mae REMICS (b,c)	1.1188	5/25/2022	196,268
587,031	Fannie Mae REMICS (b,c)	1.2042	8/25/2031	598,381
628,189	Fannie Mae REMICS (c)	3.5000	9/25/2036	644,924
313,143	Fannie Mae REMICS (c)	4.0000	1/25/2019	330,905
959,138	Fannie Mae REMICS (b,c)	4.3807	8/25/2038	1,001,848
113,501	Fannie Mae REMICS (c)	4.5000	11/25/2022	117,017
189,999	Fannie Mae REMICS (c)	4.5000	1/25/2038	194,694
129,613	Fannie Mae REMICS (c)	5.0000	5/25/2023	141,807
110,044	Fannie Mae REMICS (c)	5.0000	7/25/2025	114,340
109,022	Fannie Mae REMICS (c)	5.0000	11/25/2032	119,529
1,731,741	Fannie Mae REMICS (c)	5.0000	8/25/2033	1,784,793
2,109,000	Fannie Mae REMICS (c)	5.0000	1/25/2034	2,205,265
448,725	Fannie Mae REMICS (c)	5.0000	4/25/2034	473,471
714,905	Fannie Mae REMICS (c)	5.0000	3/25/2037	732,949
1,390,000	Fannie Mae REMICS (c)	5.5000	11/25/2025	1,568,968
401,490	Fannie Mae REMICS (c)	5.5000	1/25/2033	435,275
223,453	Fannie Mae REMICS (c)	5.5000	4/25/2035	247,728
123,752	Fannie Mae REMICS (b,c)	5.9461	5/25/2037	137,140
965,199	Fannie Mae REMICS (c)	6.0000	11/25/2032	1,093,497
5,000,000	Federal National Mortgage Association (b)	0.1730	11/8/2013	5,001,030
				106,517,395
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 25.5%
4,741,536	Ginnie Mae II Pool (b)	0.8890	7/20/2062	4,763,997
1,827,312	Ginnie Mae II Pool (b)	1.0170	6/20/2062	1,845,386
1,198,312	Ginnie Mae II Pool (b)	1.2900	12/20/2061	1,220,837
809,911	Ginnie Mae II Pool (b)	1.5500	6/20/2058	831,433
2,875,000	Ginnie Mae II Pool (b)	2.0940	2/20/2063	3,091,973
414,456	Ginnie Mae II Pool (b)	2.2090	2/20/2063	451,239
4,215,502	Ginnie Mae II Pool (b)	2.2540	2/20/2063	4,598,851
5,660,896	Ginnie Mae II Pool (b)	2.3140	1/20/2063	6,051,068
1,447,601	Ginnie Mae II Pool (b)	2.3450	10/20/2062	1,577,323
2,630,633	Ginnie Mae II Pool (b)	2.3450	1/20/2063	2,882,598
2,245,248	Ginnie Mae II Pool (b)	2.3820	2/20/2063	2,460,653
5,084,841	Ginnie Mae II Pool (b)	2.5190	9/20/2062	5,586,445
2,104,429	Ginnie Mae II Pool (b)	2.5860	2/20/2063	2,320,461
1,425,576	Ginnie Mae II Pool	4.3120	2/20/2063	1,617,584
2,373,057	Ginnie Mae II Pool	4.4660	12/20/2062	2,715,684
1,952,114	Ginnie Mae II Pool	4.4790	2/20/2062	2,184,954
5,417,596	Ginnie Mae II Pool	4.5210	12/20/2061	6,119,120
4,094,360	Ginnie Mae II Pool	4.5240	7/20/2062	4,660,111
714,871	Ginnie Mae II Pool	4.5280	3/20/2062	810,115
3,262,659	Ginnie Mae II Pool	4.5320	12/20/2062	3,738,838
2,051,358	Ginnie Mae II Pool	4.5580	8/20/2062	2,334,530
703,728	Ginnie Mae II Pool	4.5600	3/20/2062	796,738
4,044,066	Ginnie Mae II Pool	4.5830	7/20/2062	4,614,979
3,240,447	Ginnie Mae II Pool	4.5830	11/20/2062	3,710,186
3,045,704	Ginnie Mae II Pool	4.5880	10/20/2062	3,480,228
1,316,246	Ginnie Mae II Pool	4.6040	6/20/2062	1,500,420
503,703	Ginnie Mae II Pool	4.6390	3/20/2062	572,684
2,076,622	Ginnie Mae II Pool	4.6500	1/20/2061	2,322,854
2,546,823	Ginnie Mae II Pool	4.7000	8/20/2061	2,876,944
513,323	Ginnie Mae II Pool	4.7430	1/20/2061	576,869
1,288,041	Ginnie Mae II Pool	4.8080	8/20/2062	1,459,259
2,031,163	Ginnie Mae II Pool	4.8100	2/20/2061	2,290,745
380,962	Ginnie Mae II Pool	4.8260	6/20/2061	437,860
2,872,565	Ginnie Mae II Pool	4.8510	5/20/2062	3,251,928
1,033,172	Ginnie Mae II Pool	4.9090	6/20/2062	1,166,622
979,593	Ginnie Mae II Pool	4.9170	2/20/2062	1,103,947
1,954,131	Government National Mortgage Association (b,c)	0.4532	12/16/2028	1,963,718
3,774,407	Government National Mortgage Association (b)	0.7017	10/20/2062	3,786,949
3,904,453	Government National Mortgage Association (b)	0.7017	12/20/2062	3,917,951
423,673	Government National Mortgage Association (c)	4.5000	9/20/2035	430,312
735,922	Government National Mortgage Association (c)	4.5000	8/20/2040	737,999
550,314	Government National Mortgage Association (c)	6.5000	7/20/2028	641,190
982,304	Government National Mortgage Association (c)	6.5000	4/20/2029	1,154,475
2,403,564	Government National Mortgage Association (b,c)	7.2302	7/20/2032	2,830,168
				107,488,225
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $348,830,264)			350,002,258

	U.S. TREASURY - 2.3%
9,570,000	United States Treasury Note (Cost - $9,570,733)	0.3750	2/15/2016	9,575,982

	SHORT-TERM INVESTMENTS - 16.0%
	U.S. TREASURY - 16.0%
21,000,000	United States Treasury Bill (d)	0.0600	6/27/2013	20,996,850
46,250,000	United States Treasury Bill (d)	0.0800	5/23/2013	46,244,129
	TOTAL SHORT-TERM INVESTMENTS (Cost - $67,240,979)			67,240,979

	TOTAL INVESTMENTS - 101.4% (Cost - $425,641,976) (e)			$ 426,819,219
	OTHER LIABILITIES LESS ASSETS - (1.4)%			(5,695,956)
	TOTAL NET ASSETS - 100.0%			$ 421,123,263

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents discount rate at time of purchase.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $425,641,976 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 1,969,723
		Unrealized Depreciation:		(792,480)
		Net Unrealized Appreciation:		$ 1,177,243

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 350,002,258	$ -	$ 350,002,258
U.S. Tresury Notes	-	9,575,982	-	9,575,982
Short Term Investment	-	67,240,979	-	67,240,979
Total	$ -	$ 426,819,219	$ -	$ 426,819,219
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/23/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/23/2013